Feb. 29, 2024
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund
Investment Objective(s)
The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	R6
Management Fees	0.39%	0.39%	0.39%	0.39%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None

Other Expenses	0.30	0.30	0.30	0.23

Interest Expense	0.06	0.06	0.06	0.06

Total Other Expenses	0.36	0.36	0.36	0.29

Total Annual Fund Operating Expenses	1.00	1.75	0.75	0.68

Fee Waiver and/or Expense Reimbursement[2]	0.13	0.13	0.13	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87	1.62	0.62	0.62

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through June 30, 2024, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class Y and Class R6 shares to 0.70%, 1.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective July 1, 2024, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class Y and Class R6 shares to 0.81%, 1.56%, 0.56% and 0.56%, respectively, of the Fund’s average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$510	$717	$942	$1,586

Class C	$265	$538	$937	$1,854

Class Y	$63	$227	$404	$918

Class R6	$63	$212	$373	$841

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$510	$717	$942	$1,586

Class C	$165	$538	$937	$1,854

Class Y	$63	$227	$404	$918

Class R6	$63	$212	$373	$841

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Under normal market conditions, Invesco Advisers, Inc. (Invesco or the Adviser) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets in investment grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody's Investors Service, Inc. (Moody's) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the highest rating assigned.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. The Fund can invest in municipal securities of any duration or maturity.
The Fund seeks to invest primarily in municipal securities issued by issuers involved in projects or technologies with high potential positive environmental impact, as determined by the Adviser using its proprietary evaluation system, in areas such as land, water and energy conservation. Generally, the Adviser views projects or technologies with high potential positive environmental impact to include opportunities likely to result in lower emissions, environmental conservation, environmental rehabilitation, increased use or creation of renewable energy, increased sustainability, or other positive environmental outcomes. These high potential opportunities are identified by the Adviser through a proprietary review process that takes into account published information about the issuer and its programs and policies, along with issue-level data, including issuer-level reviews that rely on the purpose/use of proceeds statement and source of funding, as described further below.
Shareholders will be provided with 60 days’ notice of any strategy change resulting in consideration of environmental focused criteria no longer being material to the Fund’s principal investment strategy.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may also invest in other types of municipal securities.
Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities below investment grade. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.
The Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with tender option bond programs to generate leverage. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts and swap contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration. The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates, but may not enter into interest rate swaps with respect to more than 25% of its total assets.
The Fund can borrow money to purchase additional securities, another form of leverage. The fund may also borrow to meet redemption obligations or for temporary and emergency purposes. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Fund’s investment policies.
In selecting securities that meet the Fund’s environmental criteria, the Adviser uses a proprietary process to evaluate municipal securities in different sectors based on pre-determined environmental and sustainability factors by applying a review based on an investment’s potential for positive environmental impact.
The Adviser evaluates the following for a particular bond issue to determine whether the Fund’s standards for high potential positive environmental impact are met. Securities held by the Fund, other than municipal securities, are not evaluated under the Adviser’s proprietary evaluation system.
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Issuer Profile. Investment opportunities are reviewed based on the nature of the issuing entity and its stated mission as it relates to the potential for positive environmental outcomes or its stated environmental impact plan. The Adviser also considers whether an issuer has engaged in any policies or activities evidencing a significant negative environmental impact. Qualitative and, in certain cases when available, quantitative factors are taken in account by the Adviser during this review.
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Source of Funding. The Adviser also reviews the source of funding for a proposed bond issue. This determination is a key component of the fixed income credit analysis conducted by the Adviser and is also relevant to evaluating the environmental impact profile of the issue. The Adviser will review whether funding is supported by general tax revenues, a dedicated tax, a fuel surcharge or lease revenues associated with extractive industries or dependent on revenues of a particular project or program.
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Use of Proceeds. After reviewing the issuer profile and source of funding, the Adviser evaluates how the funding raised through a bond issue will ultimately be used. For example, the Adviser will review whether proceeds raised through the issuance of a security will be used toward achieving a positive environmental outcome. Generally, the Adviser examines whether financing for general obligation purposes is sought with the expectation that the funds will be used for broad operational support of the activities of the issuer or if the funds are intended for a particular project or program. If the latter, the characteristics of the program will be analyzed to determine whether they are associated with positive environmental outcomes and, if not, the issue will be deemed unacceptable. When the use of proceeds analysis demonstrates high potential positive environmental impact, an issue may be determined by the Adviser to meet the Fund's environmental criteria based on that analysis alone.
The approach described above emphasizes investment opportunities related to energy efficiency, renewable energy (including solar, wind, geothermal, and hydropower), energy storage and related technologies and programs, mass transit, carbon sink conservation, carbon capture technologies (those that prevent carbon dioxide from entering the atmosphere), investments in issuers with positive environmental performance records based on metrics determined by the Adviser, and other projects or technologies intended to minimize man-made impacts on climate. The Adviser generally views projects or technologies with high potential positive environmental impact to include opportunities likely to result in lower emissions, environmental conservation, environmental rehabilitation, increased use or creation of renewable energy, increased sustainability, or other positive environmental outcomes which is determined by the Adviser’s analysis of the issuer profile, use of proceeds and source of funding. The Adviser generally seeks to exclude investments that do not meet the standards for high potential positive environmental impact, subject to certain limited exceptions deemed appropriate in the Adviser’s discretion and consistent with its evaluation process.
The Adviser also uses its extensive research capabilities to assess potential investments and considers several factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security is subjected to an in-depth credit analysis to evaluate the level of risk it presents. Issuers and investments that are ultimately deemed appropriate to meet the Fund’s standards for high potential positive environmental impact are monitored on an ongoing basis and reviewed periodically to ensure that they continue to meet those standards. Decisions to purchase or sell securities are determined by the portfolio managers that factor in economic and credit-related fundamentals, potential for positive environmental impact, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or potential for positive environmental impact, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Municipal Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to September 4, 2020, the Fund employed a different investment strategy, and prior to October 15, 2018, the predecessor fund employed a different investment strategy. Therefore, the performance shown for periods prior to September 4, 2020 may have differed had the Fund’s current investment strategy been in effect. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C and Class Y shares of the predecessor fund. Class A, Class C and Class Y shares of the predecessor fund were reorganized into Class A, Class C and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Year-to-date	March 31, 2024	0.56%
Best Quarter	December 31, 2023	9.07%
Worst Quarter	March 31, 2022	-7.67%

Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/7/2006	3.60%	1.25%	3.00%
Return After Taxes on Distributions		3.60	1.08	2.92
Return After Taxes on Distributions and Sale of Fund Shares		3.72	1.67	3.13

Class C	11/7/2006	6.42	1.46	2.89

Class Y	7/29/2011	8.49	2.39	3.62

Class R6	5/24/2019	8.49	2.41 [1]	3.59 [1]

S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)		6.79	2.35	3.48

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		6.03	2.24	3.06

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.